Significant Accounting Policies (Details Narrative) (10-K) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 02, 2018	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reversed prior period expenses of intangible assets			$ 200,000
Intangible assets milestone payments		$ 1,800,000	1,800,000
Accrued expenses related to uncertain tax positions		$ 154,300	154,300	$ 154,300	$ 154,300	$ 154,300
Increase in addtional paid in capital			$ 5,677,934
Decrease in accumulated deficit	$ 516,358
Additional Paid-in Capital [Member]
Increase in addtional paid in capital	$ 6,194,292
ASU No. 2016-01 [Member]
Adoption of accounting standards update for expense				3,498,833
ASU No. 2016-02 [Member]
Operating lease asset and liability in excess				$ 360,000